THE PRUDENTIAL SERIES FUND

SP Asset Allocation Portfolios

Supplement dated October 26, 2007

To Prospectuses and Statements of Additional Information dated May 1, 2007

Brian Ahrens has replaced James G. Russell as a portfolio manager for each of the SP Asset Allocation Portfolios. All references and information pertaining to Mr. Russell appearing in the prospectus and Statement of Additional Information are hereby deleted.

To further reflect this change, information pertaining to Mr. Ahrens is hereby added as noted below:

The section of each Prospectus entitled “How the Fund is Managed – Portfolio Managers” is amended by adding the following discussion pertaining to Mr. Ahrens to the existing discussions pertaining to the SP Asset Allocation Portfolios:

Brian Ahrens is the Senior Vice President and Head of the Strategic Investment Research Group of Prudential Investments. His staff of professionals is responsible for over 150 managers and 400 different investment styles that represent approximately $110 billion in total assets. Mr. Ahrens has been with Prudential for over 15 years. Most recently he worked for Prudential Securities on their Fixed Income Sales/Trading Desk where he was an Associate Vice President.

Mr. Ahrens earned his M.B.A. in Finance from the Stern School of Business at New York University. He graduated from James Madison University with a double major in Finance and German. He is series 7, series 24 and series 63 certified, CIMA certified, and presently a candidate for the CFA.

The section of Part I of each Statement of Additional Information entitled “Management & Advisory Arrangements – Additional Information About the Portfolio Managers – Other Accounts and Fund Ownership” is amended by adding to the tables for each of the SP Asset Allocation Portfolios the following information pertaining to Mr. Ahrens. Information pertaining to Mr. Ahrens is furnished as of June 30, 2007:

SP Aggressive Growth Asset Allocation Portfolio

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Brian Ahrens	8/$15,190,147,818	None	None	None

SP Balanced Asset Allocation Portfolio

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Brian Ahrens	8/$13,999,479,784	None	None	None

PSFSUP101                                                                                                   PSFSUP5

SP Conservative Asset Allocation Portfolio

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Brian Ahrens	8/$14,775,305,529	None	None	None

SP Growth Asset Allocation Portfolio

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Brian Ahrens	8/$14,108,291,142	None	None	None

PSFSUP101	PSFSUP5